Consolidated Statements of Cash Flows (USD $)	12 Months Ended			197 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2011
Operating Activities
Net loss	$ (2,973,798)	$ (4,126,614)	$ (2,391,005)	$ (22,969,189)
Items not involving cash:
Amortization of equipment	15,632	22,514	26,069	199,450
Interest on loan payable				25,000
Loss on disposal of investments				96,404
Stock-based compensation	694,922	551,106	428,398	4,971,743
Gain on sale of equipment	(11,503)		(5,724)	(17,227)
Impairment of unproven mineral right interests		1,369,533		1,369,533
Gain on settlement of loans payable				(66,547)
Net changes in non-cash working capital items:
Amounts receivable	(43,292)	(6,602)	840	(978,065)
Prepaid expenses	462	15,212	(30,003)	(95,523)
Accounts payable and accrued liabilities	93,647	67,334	(3,935)	1,749,965
Due to/from related parties				(25,711)
Net Cash Provided by (Used in) Operating Activities	(2,223,930)	(2,107,517)	(1,975,360)	(15,740,167)
Investing Activities
Redemption of preferred shares				103,596
Purchase of equipment	(157,493)	(15,562)	(176,453)	(1,488,268)
Proceeds on disposal of equipment	12,613		14,711	27,324
Expenditures on unproven mineral right interests	(5,499,446)	(3,082,058)	(3,152,535)	(49,313,120)
Net Cash Provided by (Used in) Investing Activities	(5,644,326)	(3,097,620)	(3,314,277)	(50,670,468)
Financing Activities
Deferred initial public offering costs				(127,755)
Common shares issued by private placement			5,000,000	55,092,586
Common shares issued by public offering	12,719,000	3,849,578		16,568,578
Common shares issued upon exercise of options	57,075	2,166	146,000	1,243,804
Common shares issued upon exercise of warrants	18,000	2,884,167		5,722,166
Advance on share subscriptions				16,750
Share issuance costs	(1,084,883)	(425,857)	(363,529)	(3,880,463)
Loans payable				176,398
Net Cash Provided by (Used in) Financing Activities	11,709,192	6,310,054	4,782,471	74,812,064
Increase (decrease) in cash and cash equivalents	3,840,936	1,104,917	(507,166)	8,401,429
Cash and cash equivalents - beginning of year	4,560,493	3,455,576	3,962,742
Cash and cash equivalents - end of year	8,401,429	4,560,493	3,455,576	8,401,429
Non-cash investing and financing activities:
Amounts receivable for unproven mineral right interests	(680,031)	(189,578)	722,659	(1,014,414)
Accounts payable and accrued liabilities for unproven mineral right interests	1,279,741	80,732	(419,260)	1,566,973
Prepaid expenses for unproven mineral right interests	2,983	(3,284)		(31,985)
Amortization capitalized to unproven mineral right interests	89,621	103,281	151,155	727,115
Transfer of contributed surplus upon exercise of stock options	25,850	715	101,260	822,339
Transfer of contributed surplus upon exercise of warrants	1,488	491,840		494,328
Broker warrants issued on public offering	146,081			146,081
Cash and cash equivalents is comprised of:
Cash	2,325,786	1,129,164	456,006	2,325,786
Treasury bills	6,075,643	3,431,329	2,999,570	6,075,643
Cash and Cash Equivalents, at Carrying Value	$ 8,401,429	$ 4,560,493	$ 3,455,576	$ 8,401,429